SCHEDULE OF CARRYING AMOUNT OF GOODWILL (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning balance	$ 2,621	$ 2,695
Translation adjustment	50	(74)
Goodwill, ending balance	$ 2,671	$ 2,621